Components of Other (Income)/Deductions-Net (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jul. 01, 2012		Jun. 30, 2013		Jul. 01, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Other Income and Expenses [Abstract]
Royalty-related income	$ (5)		$ (7)		$ (13)		$ (13)		$ (32)		$ (26)		$ (30)
Net gain on sale of assets	(6)	[1]	0	[1]	(6)	[1]	0	[1]	0	[2]	0	[2]	(104)	[2]
Identifiable intangible asset impairment charges	0		3		1		3		5	[3]	69	[3]	0	[3]
Certain legal matters, net	0	[4]	(19)	[4]	0	[4]	(19)	[4]	(19)	[5]	0	[5]	0	[5]
Other, net	(1)		0		1		0		0		5		4
Other (income)/deductions-net	(10)		(20)		(5)		(26)		(15)		84	[6]	(93)	[6]
Foreign currency loss	2	[7]	3	[7]	12	[7]	3	[7]
Allocated Expense From Parent
Other Income and Expenses [Abstract]
Interest expense on allocated long-term debt									$ 31	[8]	$ 36	[8]	$ 37	[8]

[1]	For the three and six months ended June 30, 2013, represents the net gain on the government-mandated sale of certain product rights in Brazil that were acquired with the FDAH acquisition in 2009.
[2]	Represents net gains on the sales of certain animal health assets divested in connection with Pfizer's 2009 acquisition of Wyeth/FDAH. See also Note 4C. Acquisitions, Divestitures and Certain Investments-Divestitures.
[3]	In 2012, the asset impairment charges include (i) approximately $2 million of finite-lived companion animal developed technology rights; (ii) approximately $1 million of finite-lived trademarks related to genetic testing services; and (iii) approximately $2 million of finite-lived patents related to poultry technology. The asset impairment charges for 2012 reflect, among other things, loss of revenues as a result of negative market conditions and, with respect to the poultry technology, a re-assessment of economic viability. In 2011, the asset impairment charges include (i) approximately $30 million of finite-lived intangible assets related to parasiticides technology as a result of declining gross margins and increased competition; (ii) approximately $12 million of finite-lived intangible assets related to equine influenza and tetanus technology due to third-party supply issues; (iii) approximately $10 million of finite-lived intangible assets related to genetic testing services that did not find consumer acceptance; and (iv) approximately $17 million related to in-process research and development projects (acquired from Vetnex in 2010 and from FDAH in 2009), as a result of the termination of the development programs due to a re-assessment of economic viability.
[4]	For the three and six months ended July 1, 2012, represents income from a favorable legal settlement related to an intellectual property matter ($14 million) and a change in estimate for an environmental-related reserve due to a favorable settlement ($7 million) partially offset by litigation-related charges ($2 million).
[5]	In 2012, represents income from a favorable legal settlement related to an intellectual property matter ($14 million income) and a change in estimate for an environmental-related reserve ($7 million income), partially offset by litigation-related charges ($2 million).
[6]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[7]	For the six months ended June 30, 2013, primarily related to the Venezuela currency devaluation in February 2013.
[8]	The interest expense on allocated long-term debt reflects an allocation of Pfizer's weighted average effective interest rate on the Wyeth/FDAH-related acquisition debt, issued in March and June of 2009, of 5.3% in 2012, 5.1% in 2011 and 5.1% in 2010. See also Note 9D. Financial Instruments-Allocated Long-Term Debt.